Capital and reserves - Summary of issued capital (Parenthetical) (Details)	1 Months Ended							12 Months Ended
	Nov. 30, 2025 CNY (¥) shares	Nov. 30, 2025 HKD ($) shares	Oct. 31, 2024 Vote shares	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥) shares	Jul. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) Vote shares	Dec. 31, 2023 USD ($) Vote shares	Nov. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares
Summary of issued capital
Issuance of new share value | ¥											¥ 42,519,000
Votes per share | Vote											7,200,000	7,200,000
Par value per share | $ / shares									$ 0.00001				$ 0.00001
Preferred stock, convertible, conversion, ordinary shares								1	1
Preferred stock, convertible, conversion ratio									1
Number of shares issued for settlement								62,809,502	62,809,502
Shares issued, restricted stock awards								29,936,726	29,936,726
Number of shares issued for settlement of vested restricted stock units from share depositary bank								32,872,776	32,872,776
Share depositary bank								75,000,000	75,000,000
Number of shares vested in share-based payment arrangement								64,060,176	64,060,176
Number of shares issued for exercise of share options								21,994,184	21,994,184
Number of share options exercised during the current period								7,921,691	7,921,691
Number of shares issued for exercise of share options from share depositary bank								14,072,493	14,072,493
Issuance of Class A ordinary shares for exercise of share options | ¥								¥ 103,438,000
Proceeds from stock options exercised | ¥								57,452,000
Proceeds from consideration, share depositary bank | ¥								0
Gross proceeds from issuance of ordinary shares relating to global offering | $		$ 27,100
Number of stocks issued pursuant to global offering	88,250,000	88,250,000
Proceeds from Global Offering, net of commissions	¥ 2,108,500,000	$ 2,314,600,000						¥ 2,111,642,000
Entity listing depository shares								3	3
Ordinary shares
Summary of issued capital
Issuance of Class A ordinary shares to settle vested RSUs, value | ¥								¥ 3,000		¥ 6,000
Issuance of Class A ordinary shares for exercise of share options | ¥								1,000
Class A ordinary shares issued to depositary bank | ¥								5,000
Share premium
Summary of issued capital
Issuance of new share value | ¥											¥ 42,519,000
Issuance of Class A ordinary shares to settle vested RSUs, value | ¥								(3,000)		¥ (6,000)
Issuance of Class A ordinary shares for exercise of share options | ¥								103,437,000
Proceeds from consideration, share depositary bank | ¥								5,000
Class A ordinary shares issued to depositary bank | ¥								¥ (5,000)
Ordinary shares
Summary of issued capital
Par value per share | $ / shares							$ 0.00001							$ 4.53
Ordinary shares | Ordinary shares
Summary of issued capital
Issuance of new shares										93,350,727	1,763,689	1,763,689
Issuance of new share value										¥ 7,000	¥ 42,500,000	$ 6,000,000
Total number of shares issued						80,544,159	80,544,159
Par value per share | $ / shares							$ 0.00001
Non redeemable preferred shares | Ordinary shares
Summary of issued capital
Issuance of new shares										0	4,400,229	4,400,229
Issuance of new share value | ¥											¥ 0
Conversion of preferred shares into ordinary shares								210,072,039	210,072,039	(210,072,039)
Series A Preferred Shares | Ordinary shares
Summary of issued capital
Issuance of new shares											4,400,229	4,400,229
Issuance of new share value											¥ 31,000	$ 4,400
Series D and Series D+ preferred shares | Ordinary shares
Summary of issued capital
Number of shares agreed to be issued						12,806,568	12,806,568
Value of share agreed to be issued				¥ 900	$ 128,100	¥ 900	$ 128,100
Par value per share | $ / shares							$ 0.00001
Class A Ordinary Shares
Summary of issued capital
Votes per share | Vote			1
Share depositary bank								75,000,000	75,000,000
Number of shares withheld to fund withholding tax obligation								1,250,674	1,250,674
Tax payable amount | ¥								¥ 50,800,000
Class A Ordinary Shares | IPO
Summary of issued capital
Issuance of new shares								85,263,652	85,263,652
Sale of stock, price per share | $ / shares									$ 5.17
Net proceeds from issuance of ordinary shares								¥ 3,149,300,000	$ 443,000,000
Par value per share | $ / shares									$ 0.00001
Class A Ordinary Shares | Over-allotment option
Summary of issued capital
Issuance of new shares								2,736,570	2,736,570
Class A Ordinary Shares | Ordinary shares
Summary of issued capital
Re-designation from ordinary shares before the completion of the IPO			149,442,793
Class A Ordinary Shares | Share premium
Summary of issued capital
Issuance of Class A ordinary shares for exercise of share options | ¥								¥ 1,000
Class B Ordinary shares
Summary of issued capital
Votes per share | Vote			40
Number of shares for each share upon conversion | Vote			1
Class B Ordinary shares | Ordinary shares
Summary of issued capital
Re-designation from ordinary shares before the completion of the IPO			54,414,873
Convertible redeemable preferred shares | Ordinary shares
Summary of issued capital
Conversion of preferred shares into ordinary shares								334,309,270	334,309,270